Supplement dated August 1, 2014 to the

PNC Equity Funds Class A and Class C Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Equity Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.             Effective immediately, under the section entitled “Contingent Deferred Sales Charge” on page 63 the following is added as the last bullet point:

•                  redemptions through certain broker-dealers who have entered into an agreement with the PNC Funds’ distributor or the Funds to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.  Check with your broker-dealer to see if you qualify for this exemption.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-EQAC-0814

Supplement dated August 1, 2014 to the

PNC Fixed Income and Tax Exempt Bond Funds Class A and Class C Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Fixed Income and Tax Exempt Bond Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.             Effective immediately, the “Fund Fees and Expenses” section for PNC Michigan Intermediate Municipal Bond Fund on page 33 of the prospectus is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.  You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.  More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page 67 and in the “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information on page 65.

		Class A			Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00	%(1)		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)		0.50	%(2)		1.00	%(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		None			None
Redemption Fee (as a percentage of amount redeemed, if applicable)		None			None
Exchange Fee		None			None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.40%			0.40%
Distribution (12b-1) Fees		0.01	%(4)		0.75%
Other Expenses		0.90%			0.90%
Shareholder Servicing Fees	0.25%			0.25%
Other	0.65%			0.65%
Total Annual Fund Operating Expenses		1.31%			2.05%

(1)         A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more.

(2)         This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A shares if the shares are redeemed within 12 months of the date of purchase.  Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date.

(3)         A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of purchase.

(4)         The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares.  The Board of Trustees (the “Board”) has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund.  This commitment continues through September 30, 2014 at which time the Board will determine whether to renew, revise or discontinue it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$429	$721	$1,035	$1,922
Class C Shares	$308	$643	$1,103	$2,379

For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$208	$643	$1,103	$2,379

B.             Effective immediately, the “Fund Fees and Expenses” section for PNC Pennsylvania Intermediate Municipal Bond Fund on page 40 of the prospectus is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.  You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.  More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page 67 and in the “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information on page 65.

		Class A			Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.00	%(1)		None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)		0.50	%(2)		1.00	%(3)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		None			None
Redemption Fee (as a percentage of amount redeemed, if applicable)		None			None
Exchange Fee		None			None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.40%			0.40%
Distribution (12b-1) Fees		0.01	%(4)		0.75%
Other Expenses		0.68%			0.68%
Shareholder Servicing Fees	0.25%			0.25%
Other	0.43%			0.43%
Total Annual Fund Operating Expenses		1.09%			1.83%

(1)         A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more.

(2)         This contingent deferred sales charge applies only to purchases of $1,000,000 or more of Class A shares if the shares are redeemed within 12 months of the date of purchase.  Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date.

(3)         A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares within 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of purchase.

(4)         The Fund may reimburse expenses up to a maximum of 0.10% under the Fund’s distribution plan for Class A Shares.  The Board of Trustees (the “Board”) has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund.  This commitment continues through September 30, 2014 at which time the Board will determine whether to renew, revise or discontinue it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$408	$653	$917	$1,671
Class C Shares	$286	$576	$990	$2,148

For Class C Shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C Shares	$186	$576	$990	$2,148

C.            Effective immediately, under the section entitled “Contingent Deferred Sales Charge” on page 70 the following is added as the last bullet point:

•                  redemptions through certain broker-dealers who have entered into an agreement with the PNC Funds’ distributor or the Funds to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.  Check with your broker-dealer to see if you qualify for this exemption.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FIAC-0814

Supplement dated August 1, 2014 to the

PNC Fixed Income and Tax Exempt Bond Funds Class I Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Fixed Income and Tax Exempt Bond Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.             Effective immediately, the “Fund Fees and Expenses” section for PNC Michigan Intermediate Municipal Bond Fund on page 31 of the prospectus is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.05%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$107	$334	$579	$1,283

B.             Effective immediately, the “Fund Fees and Expenses” section for PNC Pennsylvania Intermediate Municipal Bond Fund on page 37 of the prospectus is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.83%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$85	$265	$460	$1,025

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-FII-0814

Supplement dated August 1, 2014 to the

PNC Money Market Funds Class A and Class C Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Money Market Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.             Effective immediately, under the section entitled “Contingent Deferred Sales Charge” on page 39 the following is added as the last bullet point:

•                  redemptions through certain broker-dealers who have entered into an agreement with the PNC Funds’ distributor or the Funds to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.  Check with your broker-dealer to see if you qualify for this exemption.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-MMAC-0814